Investments in associates and joint ventures	12 Months Ended
Jun. 30, 2024
Significant judgments key assumptions and estimates
Investments in associates and joint ventures

8. Investments in associates and joint ventures

Changes of the Group’s investments in associates and joint ventures for the fiscal years ended June 30, 2024 and 2023 were as follows:

	06.30.2024	06.30.2023
Beginning of the year	147,420	143,448
Share capital increase and contributions (Note 32)	-	203
Sale of interest in joint ventures (Note 32)	(26,195)	-
Share of profit	32,953	5,869
Other comprehensive income	658	187
Dividends (Note 32)	(17,249)	(2,370)
Others	-	83
End of the year (i)	137,587	147,420

(i)	Includes ARS (15) and ARS (4) reflecting interests in companies with negative equity as of June 30, 2024 and 2023, respectively, which are disclosed in “Provisions” (see Note 21).

Below is a detail of the investments and the values of the stake held by the Group in associates and joint ventures for the years ended as of June 30, 2024 and 2023, as well as the Group's share of the comprehensive results of these companies for the years ended on June 30, 2024, 2023 and 2022:

Name of the entity	% ownership interest			Value of Group's interest in equity		Group's interest in comprehensive income / (loss)
	06.30.2024	06.30.2023	06.30.2022	06.30.2024	06.30.2023	06.30.2024	06.30.2023	06.30.2022

New Lipstick	49.96%	49.96%	49.96%	1,080	903	(31)	(245)	554
BHSA (1)	29.89%	29.91%	29.91%	103,790	88,862	29,251	11,454	6,992
BACS (2)	56.34%	56.35%	56.35%	7,598	5,227	2,372	(436)	(665)
Nuevo Puerto Santa Fe S.A.	50.00%	50.00%	50.00%	4,450	4,600	292	423	1,449
Quality (3)	-	50.00%	50.00%	-	25,961	-	(5,142)	(7,869)
GCDI (4)	27.39%	27.82%	27.82%	1,286	7,116	(5,679)	603	(5,792)
La Rural S.A.	50.00%	50.00%	50.00%	10,618	4,510	7,562	2,619	(338)
Agrouranga S.A.	34.86%	34.86%	34.86%	5,321	4,822	1,445	(780)	735
Other associates and joint ventures	N/A	N/A	N/A	3,444	5,419	(1,601)	(2,440)	(1,802)
Total associates and joint ventures				137,587	147,420	33,611	6,056	(6,736)

The following is additional information about the Group's investments in associates and joint ventures:

Name of the entity	Location of business /			Last financial statement issued
	Country of incorporation	Main activity	Common shares 1 vote	Share capital (nominal value)	(Loss)/ profit for the year	Shareholders' equity
New Lipstick	U.S.	Real estate	23,631,037	(*) 47	(*) (3)	(*) (47)
BHSA (1)	Argentina	Financing	448,345,794	(**) 1,500	(**) 97,803	(**) 338,752
BACS (2)	Argentina	Financing	33,125,751	(**) 88	(**) 6,288	(**) 20,143
Nuevo Puerto Santa Fe S.A.	Argentina	Real estate	138,750	28	585	8,486
GCDI (4)	Argentina	Real estate	250,729,447	915	(20,057)	4,788
La Rural S.A.	Argentina	Organization of events	714,998	1	15,591	20,891
Agrouranga S.A.	Argentina	Agriculture	2,532,579	7	4,145	2,897

(1)

BHSA is a commercial bank of comprehensive services that offers a variety of banking and financial services for individuals, small and medium business and large companies. The market price of the share is 419.11 argentine pesos per share. The effect of the treasury shares in the BHSA portfolio is considered for the calculation.

(2)	BHSA owns a 62.28% stake in BACS.

(3)	The interest held in Quality was sol don August 31, 2023. See Note 4 to these Financial Statements.

(4)	See Note 4 to these Financial Statements.

(*) Amounts presented in millions of US dollars under USGAAP.

(**) Amounts as of June 30, 2024, prepared in accordance with IFRS regulations.

Set out below is summarized financial information of the associates and joint ventures considered material to the Group:

	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	% of ownership interest held	Interest in associates / joint ventures	Goodwill and others	Book value
	As of June 30, 2024
Associates
BHSA	1,633,715	617,196	1,856,705	42,558	351,648	29.89%	105,108	(1,318)	103,790
GCDI	28,010	89,654	66,113	46,763	4,788	27.39%	1,312	(26)	1,286

Joint ventures
Nuevo Puerto Santa Fe S.A.	2,148	10,735	724	3,673	8,486	50.00%	4,243	207	4,450

	As of June 30, 2023
Associates
BHSA	1,932,586	517,340	2,128,200	24,495	297,231	29.91%	88,902	(40)	88,862
GCDI	55,350	99,378	66,768	62,380	25,580	27.82%	7,116	-	7,116

Joint ventures
Nuevo Puerto Santa Fe S.A.	2,166	11,600	1,152	3,830	8,784	50.00%	4,392	208	4,600
	Revenues	Net income/(loss)	Total comprehensive income/(loss)	Dividends distributed to non-controlling shareholders	Cash of operating activities	Cash of investment activities	Cash of financial activities	Net increase/(decrease) in cash and cash equivalents
	As of June 30, 2024
Associates
BHSA	1,427	97,803	97,803	(47,640)	216,033	(2,319)	(17,640)	196,074
GCDI	37,193	(12,100)	(7,897)	-	(857)	969	(684)	(572)

Joint ventures
Nuevo Puerto Santa Fe S.A.	4,084	585	585	(884)	785	215	(1,172)	(172)

	As of June 30, 2023
Associates
BHSA	626,247	38,290	38,290	-	30,008	(4,102)	29,913	55,819
GCDI	49,859	988	1,861	-	(2,092)	1,861	238	7

Joint ventures
Nuevo Puerto Santa Fe S.A.	4,075	846	846	(1,602)	2,668	(1,202)	(1,856)	(390)

BHSA

BHSA is subject to certain restrictions on the distribution of profits, as required by BCRA regulations.

The Annual Shareholders' Meeting decided to allocate 35.1 million of Class D shares of a par value of ARS 1, to an employee compensation plan pursuant to Section 67 of Law 26,831. As of June 30, 2024, BHSA has a remnant of 22.5 million of such treasury shares. As of June 30, 2024, considering the effect of such treasury shares, the Group’s interest in BHSA amounts to 29.89%.

The Group estimated that the value in use of its investment in BHSA as of June 30, 2024 and 2023 amounted to ARS 107,850, ARS 95,394, respectively. The value in use was estimated based on the present value of future business cash flows. The main assumptions used were the following:

-	The Group considered 10 years as the horizon for the projection of BHSA cash flows, including perpetual value.
-	The “Private BADLAR” interest rate was projected based on internal data and information gathered from external advisors.
-	The projected inflation and exchange rate was estimated in accordance with internal data and external information provided by independent consultants.
-	The discount rate used to discount actual dividend flows was 19.60% in 2024 and 18.51% in 2023.
-	The sensitivity to a 1% increase in the discount rate would be a reduction in the value in use of ARS 8,177 for 2024 and of ARS 6,468 for 2023.

                The estimated value in use exceeds the book value of the investment, because of that, no adjustment was necessary on the recorded value of the investment.

GCDI

During the fiscal year ended at June 30, 2020, GCDI and IRSA entered into a recapitalization agreement, based on which IRSA increased its holding in GCDI reason why it began to be considered an associate company.

              During the fiscal year ended at June 30, 2021 GCDI yielded significant losses and its business was affected by different factors related to the context in which it finds itself. Therefore, IRSA decided to re-evaluate the recoverability of this asset.

                For this reason, and considering that the facts are public and have been openly communicated to the market, a test is carried out comparing the market value and the book value, valuing the investment considering the lower amount between the two of them. As of June 30, 2024, there were no changes in the situation described in the preceding paragraphs.